Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
OPERATING ACTIVITIES
Net income	$ 218,927	$ 213,315	$ 139,142
Non-cash items:
Unrealized loss (gain) on derivative instruments (note 12)	2,096	(22,568)	(6,900)
Depreciation and amortization	94,127	97,884	100,474
Write down of vessels			29,367
Unrealized foreign currency exchange (gain) loss (notes 9 and 12)	(34,079)	16,019	8,923
Equity income, net of dividends received of $11,005 (2013 - $13,738 and 2012 - $14,700)	(104,473)	(109,544)	(64,166)
Amortization of deferred debt issuance costs and other	9,148	5,551	(27)
Change in operating assets and liabilities (note 14a)	18,822	10,078	(7,307)
Expenditures for dry docking	(13,471)	(27,203)	(7,493)
Net operating cash flow	191,097	183,532	192,013
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt	944,123	719,300	500,335
Scheduled repayments of long-term debt	(100,804)	(86,609)	(84,666)
Prepayments of long-term debt	(608,501)	(270,000)	(324,274)
Debt issuance costs	(6,431)	(3,362)	(2,065)
Scheduled repayments and prepayments of capital lease obligations	(479,115)	(10,315)	(10,161)
Proceeds from equity offerings, net of offering costs (note 15)	182,139	190,520	182,316
Repayments (advances) from/to joint venture partners and equity accounted joint ventures	631	(16,822)	(3,600)
Decrease (increase) in restricted cash	448,914	27,761	(31,217)
Cash distributions paid	(240,525)	(215,416)	(195,909)
Novation of derivative liabilities (note 11j)	2,985
Dividends paid to non-controlling interest (note 14h)	(42,716)	(373)	(385)
Net financing cash flow	100,700	334,684	30,374
INVESTING ACTIVITIES
Purchase of and additional capital contributions in equity accounted investments (notes 5 and 14g)	(100,200)	(135,790)	(170,067)
Receipts from direct financing leases	17,200	11,641	6,155
Expenditures for vessels and equipment (note 14f)	(188,855)	(368,163)	(39,894)
Other	216		1,369
Net investing cash flow	(271,639)	(492,312)	(202,437)
Increase in cash and cash equivalents	20,158	25,904	19,950
Cash and cash equivalents, beginning of the year	139,481	113,577	93,627
Cash and cash equivalents, end of the year	$ 159,639	$ 139,481	$ 113,577